FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 478,184	$ 510,866
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	419,212	459,864
Value added tax receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,802	13,755
Trade receivables and other assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,287	14,848
Other financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 22,399